Subsidiaries (Major Subsidiaries of the Group) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)
Disclosure of subsidiaries [line items]
Total comprehensive loss/income attributable to non-controlling interests	¥ 11,437		¥ (113)				¥ 10,937
Shanghai Petrochemical Investment Development Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Petrochemical Investment Development Company Limited	Shanghai Petrochemical Investment Development Company Limited	Shanghai Petrochemical Investment Development Company Limited		Shanghai Petrochemical Investment Development Company Limited
Registered capital	¥ 1,000,000		¥ 1,000,000
Percentage of equity directly held by the Company /held by the Group	100.00%	100.00%	100.00%		100.00%
Principal activities	Investment management	Investment management	Investment management		Investment management
Shanghai Petrochemical Investment Development Company Limited [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group	100.00%	100.00%	100.00%		100.00%
China Jinshan Associated Trading Corporation [member]
Disclosure of subsidiaries [line items]
Company	China Jinshan Associated Trading Corporation	China Jinshan Associated Trading Corporation	China Jinshan Associated Trading Corporation		China Jinshan Associated Trading Corporation
Registered capital	¥ 25,000		¥ 25,000
Percentage of equity directly held by the Company /held by the Group	67.33%	67.33%	67.33%		67.33%
Percentage of equity directly held by non-controlling interests	32.67%	32.67%	32.67%		32.67%
Principal activities	Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment	Import and export of petrochemical products and equipment		Import and export of petrochemical products and equipment
China Jinshan Associated Trading Corporation [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group	67.33%	67.33%	67.33%		67.33%
Shanghai Jinchang Engineering Plastics Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Jinchang Engineering Plastics Company Limited	Shanghai Jinchang Engineering Plastics Company Limited	Shanghai Jinchang Engineering Plastics Company Limited		Shanghai Jinchang Engineering Plastics Company Limited
Registered capital | $		$ 9,154			$ 9,154
Percentage of equity directly held by the Company /held by the Group	74.25%	74.25%	74.25%		74.25%
Percentage of equity directly held by non-controlling interests	25.75%	25.75%	25.75%		25.75%
Principal activities	Production of polypropylene compound products	Production of polypropylene compound products	Production of polypropylene compound products		Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Golden Phillips Petrochemical Company Limited	Shanghai Golden Phillips Petrochemical Company Limited	Shanghai Golden Phillips Petrochemical Company Limited	[1]	Shanghai Golden Phillips Petrochemical Company Limited	[1]
Registered capital | $		$ 50,000			$ 50,000	[1]
Percentage of equity directly held by the Company /held by the Group	100.00%	100.00%	100.00%	[1]	100.00%	[1]
Principal activities	Production of polyethylene products	Production of polyethylene products	Production of polyethylene products	[1]	Production of polyethylene products	[1]
Jinyong [member]
Disclosure of subsidiaries [line items]
Company			Zhejiang Jin Yong Acrylic Fibre Company Limited	[2]	Zhejiang Jin Yong Acrylic Fibre Company Limited	[2]
Registered capital			¥ 250,000	[2]
Percentage of equity directly held by the Company /held by the Group			75.00%	[2]	75.00%	[2]
Percentage of equity directly held by non-controlling interests			25.00%	[2]	25.00%	[2]
Principal activities			Production of acrylic fibre products	[2]	Production of acrylic fibre products	[2]
Jinyong [member] | The Company [member]
Disclosure of subsidiaries [line items]
Percentage of equity directly held by the Company /held by the Group			75.00%	[2]	75.00%	[2]
Shanghai Jinshan Trading Corporation [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Jinshan Trading Corporation	Shanghai Jinshan Trading Corporation	Shanghai Jinshan Trading Corporation		Shanghai Jinshan Trading Corporation
Registered capital	¥ 100,000		¥ 100,000
Percentage of equity directly held by the Company /held by the Group	67.33%	67.33%	67.33%		67.33%
Percentage of equity directly held by non-controlling interests	32.67%	32.67%	32.67%		32.67%
Principal activities	Import and export of petrochemical products	Import and export of petrochemical products	Import and export of petrochemical products		Import and export of petrochemical products

[1]	In July 2018, the Company's subsidiary, Shanghai Petrochemical Investment Development Company Limited ("Toufa"), reached an agreement with the other investor, Philips Petroleum International Investment Company ("Philips Petroleum"), to acquire the remaining 40% share from Philips Petroleum in Shanghai Golden Phillips Petrochemical Company Limited ("Golden Phillips"), at a cash consideration of RMB 152,800 thousands. The transaction was approved and completed in October 2018. Upon completion, Golden Phillips became a wholly owned subsidiary of Toufa
[2]	On 23 August 2019, the Group disposed 75% share of Jinyong, a former subsidiary of the Group, due to its bankruptcy and liquidation. The disposal loss amounted RMB 60,951 thousands was included in Other gains - net (Note 9).